Additional Information Financial Statement Schedule I	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information Financial Statement Schedule I

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	2,108,582	597,522	93,764
Amounts due from subsidiaries	716,696	733,763	115,143
Total current assets	2,825,278	1,331,285	208,907
TOTAL ASSETS	2,825,278	1,331,285	208,907
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	3,768	59	9
Total current liabilities	3,768	59	9
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	757,360	534,190	83,825
Total non-current liabilities	757,360	534,190	83,825
TOTAL LIABILITIES	761,128	534,249	83,834

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS - continued

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
			(Note 3)
SHAREHOLDERS' EQUITY
Class A ordinary shares (par value of USD0.0001 per share; 1,300,000,000 shares authorized as of December 31, 2020 and 2021; 421,729,902 and 449,578,517 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	275	293	46
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2020 and 2021; 58,453,168 shares issued and outstanding as of December 31, 2020 and 2021)	38	38	6
Additional paid-in capital	10,653,403	10,859,107	1,704,031
Accumulated other comprehensive income	49,614	18,691	2,933
Accumulated deficit	(8,639,180)	(10,081,093)	(1,581,943)
TOTAL SHAREHOLDERS' EQUITY	2,064,150	797,036	125,073
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	2,825,278	1,331,285	208,907

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 3)
Sales and marketing expenses	(8,737)	(35,077)	(25,776)	(4,045)
Research and development expenses	(22,933)	(68,688)	(60,002)	(9,416)
General and administrative expenses	(64,961)	(257,873)	(118,816)	(18,645)
Total operating expenses	(96,631)	(361,638)	(204,594)	(32,106)
Loss from operations	(96,631)	(361,638)	(204,594)	(32,106)
Interest income	13,642	1,045	3,991	626
Foreign currency exchange (loss) gain	(779)	1,699	11	2
Loss before provision for income tax	(83,768)	(358,894)	(200,592)	(31,478)
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(879,982)	(981,014)	(1,241,321)	(194,790)
Net loss	(963,750)	(1,339,908)	(1,441,913)	(226,268)
Accretion of convertible redeemable preferred shares	(600,535)	(2,837,991)	—	—
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc	(1,564,285)	(4,177,899)	(1,441,913)	(226,268)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(963,750)	(1,339,908)	(1,441,913)	(226,268)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(11,972)	(38,602)	(30,923)	(4,852)
Total comprehensive loss	(975,722)	(1,378,510)	(1,472,836)	(231,120)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 3)
Net cash generated from (used in) operating activities	11,529	(4,214)	(3,979)	(624)
CASH FLOWS FROM INVESTING ACTIVITIES:
Amounts due from subsidiaries	(60,137)	—	—	—
Investments in subsidiaries	(671,566)	(1,024,607)	(1,478,469)	(232,004)
Net cash used in investing activities	(731,703)	(1,024,607)	(1,478,469)	(232,004)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the IPO and from exercising the over-allotment option by the underwriters	—	2,051,695	—	—
Payment of the IPO issuance cost	—	(18,469)	(5,603)	(879)
Proceeds from exercise of share options	—	—	10,508	1,649
Repurchase and cancellation of vested options	(551)	(528)	—	—
Proceeds from issuance of Series F convertible redeemable preferred shares	—	849,528	—	—
Net cash (used in) generated from financing activities	(551)	2,882,226	4,905	770
Effect of exchange rate changes	(1,536)	(35,401)	(33,517)	(5,261)
Net (decrease) increase in cash and cash equivalents	(722,261)	1,818,004	(1,511,060)	(237,119)
Cash and cash equivalents at beginning of the year	1,012,839	290,578	2,108,582	330,883
Cash and cash equivalents at end of the year	290,578	2,108,582	597,522	93,764

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries.

2.	INVESTMENT IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company's share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3.	CONVENIENCE TRANSLATION

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 30, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.